Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Intangible Assets comprised
	June 30,	December 31,
	2013	2012
Patents and Trademarks	$161,278	$161,278
Websites	80,000	80,000
Lists	500,000	500,000
Research and Development	55,000	55,000

	796,278	796,278
Less accumulated amortization	(493,756	(389,698)

Intangible assets, net	$302,522	$406,580